Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill		$ 5,160	$ 5,190	$ 5,218
Spin-off of Park			(91)
Foreign currency translation		(30)	63
Ownership [member]
Goodwill [Line Items]
Goodwill, gross		439	444	856
Accumulated impairment losses		(340)	(340)	(672)
Goodwill	[1]	99	104	184
Gross goodwill, spin-offs of Park and HGV			(423)
Accumulated impairment losses, spin-offs of Park and HGV			332
Spin-off of Park	[1]		(91)
Foreign currency translation	[1]	(5)	11
Management and franchise [member]
Goodwill [Line Items]
Goodwill	[2]	5,061	5,086	$ 5,034
Spin-off of Park			0
Foreign currency translation		$ (25)	$ 52

[1]	Amounts for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented: Gross Carrying Value Accumulated Impairment Losses Net Carrying Value (in millions)Balance as of December 31, 2016$856 $(672) $184Spin-off of Park(423) 332 (91)Foreign currency translation11 — 11Balance as of December 31, 2017444 (340) 104Foreign currency translation(5) — (5)Balance as of December 31, 2018$439 $(340) $99
[2]	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2018, 2017 and 2016.